Loan Payables (Details) - Schedule of Loan Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings [Abstract]
Short-term borrowings	$ 493,159	$ 506,578
Long-term borrowings	2,113,539	2,171,050
Total	$ 2,606,698	$ 2,677,628